ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)	12 Months Ended
Dec. 31, 2021
ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS) [Abstract]
ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)
NOTE 23 – ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)

A summary of changes in accumulated other comprehensive income (loss) (‘‘AOCIL’’), net of tax during the years ended December 31 follows:

	Unrealized Gains (Losses) on Securities Available for Sale	Dispropor- tionate Tax Effects from Securities Available for Sale	Unrealized Losses on Cash Flow Hedges	Total
	(In thousands)
2021
Balances at beginning of period	$15,822	$(5,798)	$-	$10,024
Other comprehensive loss before reclassifications	(8,408)	-	-	(8,408)
Amounts reclassified from AOCIL	(1,115)	-	-	(1,115)
Net current period other comprehensive loss	(9,523)	-	-	(9,523)
Balances at end of period	$6,299	$(5,798)	$-	$501

2020
Balances at beginning of period	$3,739	$(5,798)	$(1,727)	$(3,786)
Other comprehensive income (loss) before reclassifications	12,294	-	(279)	12,015
Amounts reclassified from AOCIL	(211)	-	2,006	1,795
Net current period other comprehensive income	12,083	-	1,727	13,810
Balances at end of period	$15,822	$(5,798)	$-	$10,024

2019
Balances at beginning of period	$(4,185)	$(5,798)	$(125)	$(10,108)
Other comprehensive income (loss) before reclassifications	8,035	-	(1,266)	6,769
Amounts reclassified from AOCIL	(111)	-	(336)	(447)
Net current period other comprehensive income (loss)	7,924	-	(1,602)	6,322
Balances at end of period	$3,739	$(5,798)	$(1,727)	$(3,786)

The disproportionate tax effects from securities available for sale arose primarily due to tax effects of other comprehensive income (‘‘OCI’’) in the presence of a valuation allowance against our deferred tax assets and a pretax loss from operations. Generally, the amount of income tax expense or benefit allocated to operations is determined without regard to the tax effects of other categories of income or loss, such as OCI. However, an exception to the general rule is provided when, in the presence of a valuation allowance against deferred tax assets, there is a pretax loss from operations and pretax income from other categories in the current period. In such instances, income from other categories must offset the current loss from operations, the tax benefit of such offset being reflected in operations. Release of material disproportionate tax effects from other comprehensive income to earnings is done by the portfolio method whereby the effects will remain in AOCIL as long as we carry a more than inconsequential portfolio of securities available for sale.

A summary of reclassifications out of each component of AOCIL for the years ended December 31 follows:

AOCIL Component	Reclassified From AOCIL	Affected Line Item in Consolidated Statements of Operations
(In thousands)

2021
Unrealized gains (losses) on securities available for sale	$1,411	Net gains on securities available for sale
	-	Net impairment loss recognized in earnings
	1,411	Total reclassifications before tax
	296	Income tax expense
	$1,115	Reclassifications, net of tax

2020
Unrealized gains (losses) on securities available for sale	$267	Net gains on securities available for sale
	-	Net impairment loss recognized in earnings
	267	Total reclassifications before tax
	56	Income tax expense
	$211	Reclassifications, net of tax

Unrealized gains (losses) on cash flow hedges	$2,539	Interest expense
	533	Income tax expense
	$2,006	Reclassification, net of tax

	$(1,795)	Total reclassifications for the period, net of tax

2019
Unrealized gains (losses) on securities available for sale	$140	Net gains on securities available for sale
	-	Net impairment loss recognized in earnings
	140	Total reclassifications before tax
	29	Income tax expense
	$111	Reclassifications, net of tax

Unrealized gains (losses) on cash flow hedges	$(425)	Interest expense
	(89)	Income tax expense
	$(336)	Reclassification, net of tax

	$447	Total reclassifications for the period, net of tax